Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	May 01, 2020	Dec. 31, 2019	Mar. 22, 2019
American Funds Multi-Sector Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class A (with sales charge)
Account Value	$ 12,226		$ 11,470		$ 10,373		$ 11,795		$ 11,520			$ 10,372	$ 9,625
American Funds Multi-Sector Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class C (with sales charge)
Account Value	$ 11,845	$ 11,432	11,191	$ 10,543	10,191	$ 10,125	11,669	$ 11,592	11,478		$ 10,000
American Funds Multi-Sector Income Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class T (with sales charge)
Account Value	$ 12,094	11,612	11,309	10,600	10,191	10,074	11,553	11,422	11,256		9,750
American Funds Multi-Sector Income Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class F-1
Account Value	$ 12,234	11,766	11,476	10,774	10,377	10,274	11,800	11,681	11,526		10,000
American Funds Multi-Sector Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class F-2
Account Value	$ 12,864		12,036		10,853		12,307		11,988			10,775	10,000
American Funds Multi-Sector Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class F-3
Account Value	$ 12,915		12,071		10,874		12,318		11,991			10,772	10,000
American Funds Multi-Sector Income Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-A (with sales charge)
Account Value	$ 11,810	11,359	11,081	10,402	10,019	9,919	11,390	11,274	11,119		9,650
American Funds Multi-Sector Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-C (with sales charge)
Account Value	$ 11,856	11,445	11,205	10,557	10,206	10,140	11,687	11,610	11,497		10,000
American Funds Multi-Sector Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-E
Account Value	$ 12,172	11,718	11,441	10,749	10,361	10,265	11,798	11,687	11,538		10,000
American Funds Multi-Sector Income Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-T (with sales charge)
Account Value	$ 12,065	11,588	11,288	10,582	10,176	10,062	11,541	11,414	11,252		9,750
American Funds Multi-Sector Income Fund -Class 529 -F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-F-1
Account Value	$ 12,348	11,864	11,561	10,842	10,433	10,319	11,840	11,711	11,544		10,000
American Funds Multi-Sector Income Fund - 529F2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-F-2
Account Value	$ 11,261	10,815	10,534	9,874	9,497	9,388	10,768	10,648	10,496	$ 10,000
American Funds Multi-Sector Income Fund - 529F3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class 529-F-3
Account Value	$ 11,273	10,825	10,544	9,883	9,506	9,397	10,777	10,653	10,496	10,000
American Funds Multi-Sector Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-1
Account Value	$ 12,009	11,585	11,330	10,661	10,290	10,206	11,738	11,642	11,512		10,000
American Funds Multi-Sector Income Fund - R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-2
Account Value	$ 11,954	11,527	11,275	10,614	10,258	10,188	11,730	11,640	11,515		10,000
American Funds Multi-Sector Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-2E
Account Value	$ 12,361	11,900	11,601	10,874	10,457	10,335	11,854	11,716	11,544		10,000
American Funds Multi-Sector Income Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-3
Account Value	$ 12,112	11,662	11,388	10,703	10,324	10,235	11,771	11,666	11,524		10,000
American Funds Multi-Sector Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-4
Account Value	$ 12,270	11,796	11,505	10,799	10,400	10,295	11,820	11,698	11,538		10,000
American Funds Multi-Sector Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-5E
Account Value	$ 12,359	11,872	11,568	10,847	10,438	10,324	11,845	11,714	11,545		10,000
American Funds Multi-Sector Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-5
Account Value	$ 12,423	11,928	11,615	10,884	10,465	10,343	11,861	11,723	11,550		10,000
American Funds Multi-Sector Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund — Class R-6
Account Value	$ 12,917		12,073		10,875		12,320		11,991			10,772	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,382	9,201	9,267	8,965	8,781	9,050	10,094	10,088	10,252	10,000	10,000	10,596	10,000
American Funds Multi-Sector Income Fund Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Multi-Sector Income Fund Custom Index
Account Value	$ 11,900	11,410	11,184	10,511	10,109	9,984	11,694	11,628	11,464	10,000	10,000	10,770	10,000
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 13,482	12,783	12,461	11,576	10,984	10,613	12,367	12,174	11,749	10,000	10,000	10,695	10,000
Bloomberg U.S. Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Investment Grade Index
Account Value	$ 10,043	9,786	9,834	9,352	9,062	9,210	10,757	10,733	10,870	10,000	10,000	10,946	10,000
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Account Value	$ 11,339	$ 10,893	$ 10,644	$ 9,973	$ 9,581	$ 9,287	$ 11,653	$ 11,788	$ 11,867	$ 10,000	$ 10,000	$ 10,791	$ 10,000